CERTAIN ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
CERTAIN ASSETS

NOTE 5: CERTAIN ASSETS

Prepaid Expenses and Other Current Assets

As of September 30, 2025, prepaid expenses and other assets included $7,256,064, primarily consisting of remaining capitalized amounts pursuant to prepaid vendor service agreements as noted below.

DIGITAL BRANDS GROUP, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

In January 2025, the Company entered into a marketing services agreement for a five-year period, whereby the Company issued pre-funded warrants for the purchase of 2,068,965 shares of common stock. The fair value of the Vendor Pre-Funded Warrants was $3,000,000, or $1.45 per share. Through September 30, 2025, $409,315 of the prepaid amount was amortized to sales and marketing expenses.

In March 2025, Bailey entered into a long-term marketing service agreement with the same vendor as above. The Company paid $2,500,000 pursuant to the agreement. As of September 30, 2025, $250,000 of the prepaid amount was amortized to sales and marketing expenses.

In August 2025, the Company entered into a long-term marketing service agreement with the same vendor as above. The Company paid $1,240,000 pursuant to the agreement. As of September 30, 2025, $101,918 of the prepaid amount was amortized to sales and marketing expenses.

In September 2025, the Company entered into two marketing service agreements with third-party service provider for a term of 12 months. The Company paid $425,000 and $350,000, respectively, pursuant to these agreements. As of September 30, 2025, $35,417 and $29,167, respectively, of the prepaid amounts were amortized to sales and marketing expenses.

In September 2025, Bailey entered into a marketing service agreement with a third-party service provider. The Company paid $350,000 pursuant to the agreement. No amortization has been charged as of September 30, 2025.

All marketing agreements were entered into for the purpose of assisting the Company in its strategic shift towards the collegiate athletic program line of business.

Goodwill

The Company recorded goodwill from each of its business combinations. The following is a summary of goodwill by entity as of September 30, 2025, and December 31, 2024:

	September 30,	December 31,
	2025	2024
Bailey	$3,158,123	$3,158,123
Stateside	2,104,056	2,104,056
Sundry	3,711,322	3,711,322
	$8,973,501	$8,973,501

Intangible Assets

The following table summarizes information relating to the Company’s identifiable intangible assets as of September 30, 2025:

September 30, 2025	Gross		Accumulated	Carrying
	Amount	Impairment	Amortization	Value
Amortized:
Customer relationships	8,634,560	-	(8,218,021)	416,539
Technology asset	3,000,000	-	-	3,000,000
	$11,634,560	$-	$(8,218,021)	$3,416,539
Indefinite-lived:
Brand name	4,453,880	-	-	4,453,880
Total	$16,088,440	$-	$(8,218,021)	$7,870,419

December 31, 2024	Gross		Accumulated	Carrying
	Amount	Impairment	Amortization	Value
Amortized:
Customer relationships	10,022,560	(1,388,000)	(6,968,401)	1,666,159
	$10,022,560	$(1,388,000)	$(6,968,401)	$1,666,159
Indefinite-lived:
Brand name	4,453,880	-	-	4,453,880
Total	$14,476,440	$(1,388,000)	$(6,968,401)	$6,120,039

On April 1, 2025, the Company entered into an Asset Purchase Agreement (the “Open Daily APA”) with Open Daily Technologies Inc. (“Open Daily”). Pursuant to the terms of the Open Daily APA, the Company agreed to purchase, and Open Daily agreed to sell certain intellectual property owned by Open Daily, including, but not limited to, patent applications, trademarks, and software products and platforms (the “Open Daily Assets”), but not any liability or obligation of Open Daily in connection with the Company’s purchase of the Open Daily Assets, in exchange for the issuance by the Company of 344,827 shares of the Company’s common stock (the “Open Daily Acquisition”) for total equity consideration of $3,000,000. The Open Daily Acquisition closed on April 2, 2025.

The Open Daily Acquisition was determined to be an asset acquisition as it met the concentration test under ASC 805-10-55 and was and does not meet the definition of a business under ASC 805-10-20. Pursuant to ASC 805-20-55, the Company identified a single unit of account for the acquired assets, which was deemed to be technology assets. The fair value of the technology assets was $3,000,000, based upon the purchase price noted above. As of September 30, 2025, the technology assets were not yet placed in service and amortization has not begun. The Company expects the assets to be placed in service in late 2025 or early 2026.

The Company recorded amortization expense of $416,540 and $618,534 during the three months ended September 30, 2025 and 2024, and $1,249,620 and $2,057,637 during the nine months ended September 30, 2025 and 2024, respectively, which is included in general and administrative expenses in the consolidated statements of operations

DIGITAL BRANDS GROUP, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

NOTE 7: GOODWILL AND INTANGIBLE ASSETS

Goodwill

The Company recorded goodwill from each of its business combinations. The following is a summary of goodwill by entity for the years ended December 31, 2024 and 2023:

	December 31,
	2024	2023
Bailey	$3,158,123	$3,158,123
Stateside	2,104,056	2,104,056
Sundry	3,711,322	3,711,322
	$8,973,501	$8,973,501

Intangible Assets

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2024 and 2023:

	Gross		Accumulated	Carrying
December 31, 2024	Amount	Impairment	Amortization	Value
Amortized:
Customer relationships	10,022,560	(1,388,000)	(6,968,401)	1,666,159
	$10,022,560	$(1,388,000)	$(6,968,401)	$1,666,159
Indefinite-lived:
Brand name	4,453,880	-	-	4,453,880
Total	$14,476,440	$(1,388,000)	$(6,968,401)	$6,120,039

December 31, 2023	Gross Amount	Impairment	Accumulated Amortization	Carrying Value
Amortized:
Customer relationships	$8,634,560	$-	$(4,494,223)	$4,140,337
	$8,634,560	$-	$(4,494,223)	$4,140,337
Indefinite-lived:
Brand name	5,841,880	-	-	5,841,880
Total	$14,476,440	$-	$(4,494,223)	$9,982,217

Refer to Note 3 for discussion on the intangible asset impairment recorded in 2024.

The Company recorded amortization expense of $2,474,178 and $1,993,616 during the years ended December 31, 2024 and 2023, respectively, which is included in general and administrative expenses in the consolidated statements of operations.

Future amortization expense at December 31, 2024 is as follows:

Year Ending December 31,
2025	$1,666,159
$1,666,159